Shareholders' Equity (Deficit) (Details) - Schedule of equity-based awards recognized - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholders' Equity (Deficit) (Details) - Schedule of equity-based awards recognized [Line Items]
Total share-based compensation expense	$ 4,577	$ 976	$ 995
Research and development expense [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of equity-based awards recognized [Line Items]
Total share-based compensation expense	1,806	180	239
Marketing and business development [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of equity-based awards recognized [Line Items]
Total share-based compensation expense	140	90	17
General and administrative expense [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of equity-based awards recognized [Line Items]
Total share-based compensation expense	$ 2,631	$ 706	$ 739